N-2 - USD ($)	5 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001742380
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		CPG Vintage Access Fund II, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	Period from November 9, 2018* To March 31, 2019
Per unit operating performances:
Net asset value per unit, beginning of period	$14.53	$11.69	$8.41	$9.52	$10.00
Activity from investment operations:(1)
Net investment gain/(loss)	0.16	0.15	0.02	(0.08)	(0.40)
Net realized and unrealized gain/(loss) on investments	(0.21)	3.67	3.26	(1.35)	(0.22)
Total from investment operations	(0.05)	3.82	3.28	(1.43)	(0.62)

Activity from capital transactions
Distributions to unit holders from net realized gains	(1.69)	(0.98)	0.00	0.00	0.00
Proceeds from make-up fees	0.00	0.00	0.00	0.32	0.14
	(1.69)	(0.98)	0.00	0.32	0.14

Net Asset Value, end of period	$12.79	$14.53	$11.69	$8.41	$9.52

Net Assets, end of period (in thousands)	$215,854	$212,993	$136,096	$59,572	$20,913

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment loss(2)	(1.91)%	(2.25)%	(4.56)%	(6.92)%	(12.70	)%(3)
Net loss excluding line of credit related expenses(2)	(1.84)%	(2.03)%	(4.21)%	(6.78)%	(12.70	)%(3)

Total Expenses(2)	2.02%	2.59%	5.11%	7.14%	12.70	%(3)
Total Expenses excluding line of credit related expenses(2)	1.95%	2.37%	4.76%	7.00%	12.70	%(3)

Portfolio turnover	0.00%	0.00%	0.00%	0.00%	0.00	%(4)
Total return(5)	0.38%	31.79%	39.00%	(11.66)%	(4.80	)%(4)

Line of Credit:
Aggregate principal amount, end of period (000s)	$5,100	$—	$3,800	15,000	N/A
Average borrowings outstanding during the period (000s)	$4,402	$12,856	$10,218	7,375 (6)	N/A
Asset coverage, end of period per $1,000(7)	$43,324	$—	$36,815	3	N/A

*    Commencement of operations.

(1)  Selected data is for a single unit outstanding throughout the period. Per unit calculations were performed using average units outstanding for the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)  Not annualized.

(5)  Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude applicable sales charges.

(6)  Since first borrowing was made on February 5, 2020.

(7)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

Senior Securities Amount		$ 5,100		$ 3,800	$ 15,000
Senior Securities Average Market Value per Unit		$ 4,402	$ 12,856	$ 10,218	$ 7,375	[1]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

The investment objective of CPG Vintage Access Fund II, LLC (the “Fund”) is to seek long-term attractive risk-adjusted returns. The Fund only makes primary investments (each, a “Primary Investment”) in Investment Funds (as defined below) that are represented on the Morgan Stanley Smith Barney LLC platform (the “Morgan Stanley Platform”). The Fund invests only in institutional offerings. The Fund does not invest in feeder funds or other investment vehicles represented on the Morgan Stanley Platform that provide indirect access to institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (as defined below) (“Private Capital Funds”), other than through institutional “funds-of-funds”. Certain of the Investment Funds may be advised by Morgan Stanley or an affiliate thereof, and Morgan Stanley may act as placement agent for the Investment Funds.

The Fund seeks to achieve its investment objective principally by making Primary Investments in Private Capital Funds that were represented on the Morgan Stanley Platform between April 2018 and September 2019 (the “Vintage Period”). Primary Investments are interests or investments in newly established, institutional private fund offerings. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager’s capabilities is essential. Most private fund sponsors raise new funds only every two to four years, and many top-performing funds may be closed to new investors or otherwise difficult to access. Because of the limited windows of opportunity for making Primary Investments in particular funds, strong relationships with leading fund sponsors and the private wealth management brokerage firms that offer their funds, such as Morgan Stanley, are highly important for primary investors.

The Fund also invested in certain assets classes and investment strategies through investments in institutional funds that focus on co-investments that are represented on the Morgan Stanley Platform during the Vintage Period. Unlike the Private Capital Funds, which invest directly in multiple companies, ventures and businesses (“Portfolio Companies”), institutional co-investment funds seek to invest in private capital alongside other Private Capital Funds. These institutional co-investment funds funds-of-funds, together with Private Capital Funds, are referred to herein as “Investment Funds.” The Fund does not make secondary investments or co-investments, except that the Fund invested in co-investments through Investment Funds that focus on making co-investments. Additionally, the Fund does not participate in private placement transactions alongside affiliated persons of the Fund that, in light of the facts and circumstances, require relief from Section 17(d) of the 1940 Act and Rule 17d-1 thereunder.

An Investment Fund was considered represented on the Morgan Stanley Platform during the Vintage Period if Morgan Stanley clients could have committed to or invested in it at any time during such period, either directly or indirectly through a feeder fund or other investment vehicle represented on the Morgan Stanley Platform.

Investment Strategies

The principal elements of the investment strategy of Central Park Advisers, LLC, the Fund’s investment adviser (the “Adviser”), include: (i) seeking attractive investment opportunities from among the Investment Funds represented on the Morgan Stanley Platform; (ii) allocating the Fund’s assets to Investment Funds across private market segments; and (iii) seeking to manage risk through ongoing monitoring of the Fund’s portfolio.

•    Access. The Fund sought to provide investors (“Investors”) with access to Investment Funds represented on the Morgan Stanley Platform that generally were unavailable to the investing public.

•    Asset Allocation. The Adviser sought diversification of the Fund’s investments through exposure to different markets and investment types. The Adviser sought to identify attractive sponsors whose funds were available to high net worth Morgan Stanley clients, and conducted due diligence regarding the Investment Fund Manager, its track record and the investment opportunity.

•    Risk Management. The long-term nature of private capital investments requires a commitment to ongoing risk management. In addition to the risk management and due diligence processes of the Adviser, the Fund may benefit by having invested in Investment Funds represented on the Morgan Stanley Platform given its investment expertise, quality of risk management systems and experienced private capital vetting process. The Adviser monitors the performance of Investment Funds and developments at individual Portfolio Companies that represent material positions in Investment Funds held by the Fund.

The Fund seeks to provide Investors with attractive long-term capital appreciation by having invested in a diversified portfolio of Investment Funds. In pursuing its investment objective, the Fund sought to allocate the Fund’s assets across Investment Funds representing a broad spectrum of asset classes and private investment strategies, including, but not limited to:

Buyout. Control (e.g., majority stake) investments in established, cash flow positive companies are usually classified as buyouts. Buyouts attempt to create value by improving management or operations, driving strategic outcomes (such as a merger or acquisition) and/or utilizing leverage, and represent a substantial majority of the capital deployed in the private equity market.

Buyouts are characterized by the use of equity and debt to acquire established companies across a wide range of industries. Typically, private equity firms supply equity capital and arrange for other financial firms (e.g., banks, lending institutions, mezzanine providers) to provide debt and debt-related financing. Often, the assets of the company being acquired are used as collateral. Returns are typically generated through a combination of revenue growth (both organic and through add-on acquisitions) and margin improvement and are enhanced by the leverage in the capital structure. The buyout landscape can be segmented a number of different ways including by fund size, company size, geography and sector specialization.

The small and mid-cap buyout offers a large number of investment oppurtunities. In the small and mid-cap market segment, there are hundreds of thousands of privately owned businesses around the globe suitable for investment or acquisition. Small and mid-cap buyout funds are highly segmented by geography, strategy, industry focus and size and there are numerous manager formations and spinoffs in any given year. In addition, small and mid-cap fund managers tend to be relatively nimble and flexible, and may be well situated to navigate the current marketplace and produce attractive returns.

The large-cap buyout market consists of a moderate number of institutional fund managers that tend to have enormous resources, a large number of investment professionals and operational staff and a significant global presence. Generally, the substantial amount of capital that has been allocated to these fund managers is the result of their historic ability to outperform their peers and generate highly attractive risk-adjusted returns. These funds tend to employ large staffs of highly sophisticated investors and some of the most talented and well-known names within the private equity industry.

Growth Equity and Venture Capital. Growth equity strategies typically involve non-control (e.g., minority stake) equity investments in companies with high growth potential that are in need of expansion capital.

Growth equity funds pursue growth capital investments in companies that typically have established business models and generate revenue, but need capital to help facilitate growth as they have not yet generated positive cash flows or positive net income. Growth equity often is used by businesses to conduct geographic, product line or facilities expansion, as well as for working capital. Growth equity investments are represented by opportunities that are beyond the scope of traditional venture capital funds, but still focus on smaller, less mature companies that have strong growth potential and can benefit from both capital and professional guidance. Growth equity investments are usually minority investments that come with significant structural protection and often represent the first institutional capital raised by such companies. In many cases these investments are non-control, but may come with additional governance rights or structural protections. Returns are largely generated based on the growth of revenues and profitability and the increased attractiveness a larger operation often has to potential acquirers. There tends to be little or no reliance on leverage in growth equity strategies.

Venture capital investments typically target newer businesses, often emerging companies in the early to late startup stages, with higher growth potential and risk, often in the technology and healthcare industries. Venture capital funds typically finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors. Venture capital is typically used to facilitate the development and commercialization of underlying technology and business ideas in companies that have not achieved profitability or, in the earliest stages, revenues. Returns are largely generated based on the success of commercialization and the extent to which sustained profitable growth is achieved.

Private Credit. Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), typically focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features, such as warrants, options, common or preferred stock depending on the strategy of the investor and the financing requirements of the company or asset. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and “rescue” financings. The Fund’s private credit investments may include investments in privately-offered business development companies (“BDCs”).

Loans to private companies can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which Investment Funds invest may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. Additionally, the loans in which Investment Funds invest may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Special situations, or distressed-oriented investing, encompasses a broad range of strategies including distressed debt (control), distressed debt (non-control), distressed financial assets, operational turnarounds, “rescue” financings and high yielding credit-oriented strategies. These strategies vary in terms of level of control. Control oriented distressed strategies typically involve the acquisition of an influential or controlling stake in an operationally or financially troubled company through the purchase of that company’s debt or equity securities. Non-control oriented distressed strategies typically involve the acquisition of securities determined to be undervalued with returns generated from an increase in the value of those securities. The supply of distressed-oriented opportunities generally is greatest during and after market dislocations and economic downturns.

No guarantee or representation is made that the investment program of the Fund or any Investment Fund will be successful, that the various Investment Funds selected will produce positive returns or that the Fund will achieve its investment objective. The Adviser also may invest the Fund’s assets in Investment Funds that engage in investment strategies other than those described herein, and may sell the Fund’s portfolio holdings at any time.

Due Diligence

After making an investment in an Investment Fund, and as part of its ongoing diligence process, the Adviser seeks to: track operating information and other pertinent details; participate in periodic conference calls with Investment Fund Managers and onsite visits where appropriate; review audited and unaudited reports; and monitor turnover in senior Investment Fund personnel and changes in policies.

The Adviser and its personnel use a range of sources to monitor the Fund’s investments. The Adviser’s investment professionals are involved throughout the process, and draw on the significant resources and insights available through its relationship with Morgan Stanley.

The Adviser seeks to communicate with Investment Fund Managers and other personnel about the Investment Funds in which the Fund has invested, or about particular investment strategies, categories of private capital, risk management and general market trends. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback.

After making an investment in an Investment Fund, and as part of its ongoing diligence process, the Adviser analyzes risk and performance; participates in periodic onsite visits; reviews audited and unaudited reports; monitors turnover in key personnel and changes in policies; and reviews valuation and historical cash flows. In performing some of its due diligence activities, the Adviser relies on the Investment Fund Managers. No assurance can be given that all performance and other data sought by the Adviser will be accurate or will be provided on a timely basis or in the manner requested.

The conclusions of due diligence reviews are documented.

Commitment Strategy

The Adviser manages the Fund’s portfolio with a view towards seeking long-term attractive risk-adjusted returns. Commitments to Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Investment Funds and invested over time, as underlying investments are identified — a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Investment Fund’s drawdowns. During this period, investments made early in an Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Investment Fund. Accordingly, the Adviser may have made investments and commitments based, in part, on anticipated future capital calls and distributions from Investment Funds. This has resulted in the Fund making commitments to Investment Funds in an aggregate amount that exceeds the total Commitments from Investors in the Fund (i.e., to “over-commit”).

The commitment strategy — and, specifically, the “over-commitment” strategy — involves risk. The Fund may, at any time, seek to sell Investment Funds, and any other portfolio holdings, in the secondary market; however, the Fund may not be successful in its attempts to do so.

Portfolio Construction

The Fund is a “non-diversified” fund under the 1940 Act. The Adviser believes, however, that the Fund should generally maintain a portfolio of Investment Funds varied by underlying investment strategies to diminish the impact on the Fund of any one Investment Fund’s losses or poor returns. There is no guarantee that the Fund will be able to avoid substantial losses as a result of poor returns with regards to any Investment Funds.

The Adviser has sought to limit the Fund’s commitment to any one Investment Fund and any one Investment Fund Manager to no more than 20% and 40% of the Fund’s total capital commitments, respectively (measured at the time of commitment). In addition, the Fund’s investment in any one Investment Fund is limited to no more than 25% of the Investment Fund’s economic interests and less than 5% of the Investment Fund’s voting securities (measured at the time of commitment). Where only voting securities were available for purchase by the Fund, the Fund has sought to create by contract the same result as owning a non-voting security by entering into a contract to relinquish the right to vote in respect of its investment.

There can be no assurance that the Fund’s investment program will be successful, or that the Fund’s portfolio design and risk management strategies will be successful.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS (UNAUDITED)

General Risks

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private capital investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of Portfolio Companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Adviser attempts to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful; (ii) the Investment Funds will achieve their return expectations; (iii) the Investment Funds will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund.

All investments made by the Investment Funds risk the loss of capital. The Investment Funds’ results may vary substantially over time.

Market Risk. Market risks — including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market — can affect: (i) the value of the Fund’s investments in Investment Funds and the Investment Funds’ underlying investments, which may become more difficult to value; (ii) the timing of realizations; (iii) the availability of credit; and (iv) the length of time investments are held. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Fund Managers, Investment Funds and issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or market may adversely impact issuers in a different country, region or market. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and the aggressive measures taken in response by governments, and businesses; geopolitical consequences arising from Russia’s invasion of Ukraine; and economic consequences occasioned by fiscal tightening, widespread inflation and attempts to contain it, and possible recession in various countries. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Limited or No Operating History. Substantially all of the Investment Funds were, at the time of investment by the Fund, newly organized and had limited or no operating histories upon which to evaluate their performance; the information the Fund obtained about such investments may have been limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Investment Funds was limited. Moreover, even to the extent an Investment Fund had a longer operating history, the past investment performance of any of the Fund’s investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such Investment Funds may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Investment Fund that is not, and cannot be, independently verified.

Unspecified Investments; Dependence on the Adviser. The Adviser had complete discretion to select the Investments Funds as opportunities arose. The Fund, and, accordingly, Investors, relied upon the ability of the Adviser to identify and implement investments consistent with the Fund’s investment objective. Investors did not receive or otherwise were not privy to due diligence or risk information prepared by or for the Adviser. The Adviser has the authority and responsibility for asset allocation, the selection of Fund’s investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Investors have no right or power to participate in the management or control of the Fund, or the terms of any such investments. There can be no assurance that the Adviser will be able to implement successful strategies or that the Fund will be able to achieve its investment objective. The Fund was organized to provide Investors access to a multi-strategy investment program and not an indirect way for investors to gain access to any particular Investment Fund.

Limitations on Transfer and Resignations; Units Not Listed; No Market for Units. The transferability of units of limited liability company interest (“Units”) is subject to substantial restrictions contained in the Fund’s Limited Liability Company Agreement, as amended or supplemented and restated from time to time (the “LLC Agreement”), and is affected by restrictions imposed under applicable securities laws. Withdrawals of capital or profits are not generally permitted, except to the extent required to comply with applicable laws. No Investor may resign as a member of the Fund without the prior written consent of the Adviser, which may be withheld in the Adviser’s sole discretion. In certain circumstances, as set forth in the LLC Agreement, an Investor may be required to resign as a member of the Fund. The Fund will pay to a resigning Investor the NAV of the resigning Investor’s Units upon the later of the completion of that year’s audit or such time as it has sufficient funds to do so. The NAV of the resigning Investor’s Units will be determined at the next determined NAV after the date of resignation. Such amounts paid to a resigning Investor will not be entitled to interest for any period after the date of resignation.

Units are not traded on any securities exchange or any public or other market. No market currently exists for the Fund’s Units.

Secondary liquidity mechanisms and alternative trading system platforms are continuing to develop and evolve, and a secondary market for the Fund’s Units may develop in the future. If such a platform or market were to develop, the Fund’s Units could be available for secondary purchases and sales. There can be no assurance that any secondary trading platform or market will develop, or that Units of the Fund would be available for secondary transactions. Any secondary trading platform or market may result in the Fund’s Units being purchased or sold at a price above or below the Fund’s NAV, and any Investor selling its Units may lose money on the Investor’s investment in the Fund.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their units on a daily basis at a price based on NAV. Units are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Investors do not have the right to require the Fund to redeem their Units during the life of the Fund, and the Fund does not provide liquidity to Investors, through periodic written tender offers or otherwise.

Distributions In-Kind. The Adviser expects in most instances to cause the Fund to make distributions in cash, but retains the discretion to make distributions of securities in-kind to the extent permitted under applicable law. There can be no assurance that securities distributed in-kind will be readily marketable or salable, and Investors may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities. If the Fund ultimately receives distributions in-kind indirectly from any of the Investment Funds, it may incur additional costs and risks in connection with the disposition of such assets or may distribute such assets in-kind to the Investors who may incur such costs and risks.

Borrowing. The Fund may borrow money in connection with its investment activities — i.e., the Fund should be expected to utilize leverage. The Fund also may borrow money to pay expenses in advance of, or in addition to, calling capital, and to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to Investors and paying ongoing expenses. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments in Investment Funds at inopportune times, which may further depress returns; however, the Fund may not be successful in its attempts to do so. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, at the time the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Legal and Regulatory Risks. Legal and regulatory changes that could occur during the life of the Fund may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens and costs on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund and the Investment Funds. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, fiscal, tax, healthcare, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, foreign exchange rates, trade volumes, trade wars and fiscal and monetary policy. To the extent the U.S. Congress or Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could have invested directly in the Investment Funds. An Investor in the Fund bears a portion of the Fund’s management fee and other expenses of the Fund. In addition, by investing in the Investment Funds through the Fund, an Investor in the Fund also indirectly bears a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Investment Funds. To the extent that the Fund invested in an Investment Fund that is a “fund-of-funds,” the Fund bears a third layer of fees and expenses. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative. The operating expenses of an Investment Fund may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; other limited third-party diligence-related expenses, such as background checks; and extraordinary or non-recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund. Investors in each closing initially bore a higher expense ratio than Investors in subsequent closings. The “make-up” payment may have fully or partially offset this higher expense ratio for earlier closings or may have exceeded the expenses attributable to the earlier closings resulting in higher expenses for the Investors in subsequent closings.

Investments in Non-Voting Stock; Inability to Vote. The Fund holds its interests in the Investment Funds in non-voting form in order to avoid becoming (i) an “affiliated person” of any Investment Fund within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities were available for purchase, the Fund sought to create by contract the same result as owning a non-voting security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. The Fund did not receive any consideration in return for entering into a voting waiver arrangement. The Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Investors.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s NAV may be subject to greater volatility than that of an investment company that is subject to diversification limitations.

Realization of Investments. In the event that an Investment Fund does not terminate within a timeframe consistent with the Fund’s expectations (i.e., approximately 10 to 12 years after the final closing date for subscriptions for Units), the final distribution of Fund assets to Investors and the winding up and dissolution of the Fund may be delayed. The Fund may sell, distribute or otherwise dispose of its investment in such Investment Fund; however, the price obtained may be less than that which could have been obtained if the investment was held for a longer period of time. There can be no assurance that the winding up of the Fund and the final distribution of its assets will be able to be executed expeditiously.

Illiquid and Long-Term Investments. An investment in the Fund requires a long-term commitment. Although the Portfolio Companies of the Investment Funds invested in by the Fund may occasionally generate some current income, return of capital and the realization of gains, if any, from such Portfolio Company generally will occur only upon partial or complete sale or other disposition of such Portfolio Company. While one or more of these transactions may occur at any time with respect to a given Portfolio Company, sale or other disposition of a Portfolio Company of an Investment Fund is generally not expected to occur for a number of years (in most instances two to four years, or longer) after the initial investment is made.

Need for Follow-On Investments. Following its initial investment in a given Portfolio Company, an Investment Fund may decide to provide additional funds to such Portfolio Company or may have the opportunity to increase its investment in a successful Portfolio Company. There is no assurance that an Investment Fund will make follow-on investments or that an Investment Fund will have sufficient funds to make all or any of such investments. Any decision by an Investment Fund not to make follow-on investments or its inability to make such investments (i) may have a subsequent negative effect on a Portfolio Company in need of such an investment, (ii) result in a lost opportunity for an Investment Fund to increase its participation in a successful operation, or (iii) result in a loss of certain anti-dilution protection.

Commitment Strategy; Fund Default. Typically, the Fund was not required to contribute the full amount of its commitment to an Investment Fund at the time of its admission to the Investment Fund. Instead, the Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Fund. The Fund generally maintains a cash position of highly liquid securities (e.g., high quality fixed-income securities, money market instruments, money market mutual funds, cash and cash equivalents), in anticipation of funding capital calls. Holding a cash position may result in lower returns for the Fund than if the Fund did not maintain such a position. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions or to meet expenses generally. Moreover, if the Fund defaults on its commitment or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including potentially, the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund and Investors to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments. To the extent that the Fund engages in an “over-commitment” strategy, the risk of Fund default will increase.

Similarly, Investors were not required to contribute the full amount of their Commitments to the Fund at the time of their admission. Investors are required to make incremental contributions pursuant to capital calls issued from time to time, by the Fund. The Fund has limited recourse in retrieving un-drawn Commitments in the instance that an Investor fails to timely fund a capital call made by the Fund (a “Default”). An Investor that Defaults may cause the Fund to, in-turn, default on its commitment to an Investment Fund. Thus the Fund, and especially the non-defaulting Investors, will bear the penalties of such default (as outlined above, including, but not limited to, the complete forfeiture of the Fund’s investment in an Investment Fund). While the Adviser may take steps to limit this risk, there is no guarantee that such measures will be sufficient or successful.

Investor Default. As Investors were not required to contribute the full amount of their Commitments to the Fund at the time of their admission and are required to make incremental contributions pursuant to capital calls issued from time to time by the Fund, there will be a substantial period of time during which Investors may be obligated to provide capital without receiving any return and regardless of the performance of the Fund. An Investor that Defaults and fails to cure such Default within five (5) business days after notice (any such Investor, a “Defaulting Investor”) will be subject to substantial consequences, including that the Fund may reduce, as a result of the Default, the Defaulting Investor’s investment in the Fund by an amount equal to 10% of the Defaulting Investor’s total Commitment, and making corresponding reductions to the number of the Defaulting Investor’s Units and in the Defaulting Investor’s rights to receive distributions, as well as other consequences described herein and in the LLC Agreement.

Other Termination of the Fund’s Investment in an Investment Fund. An Investment Fund may terminate the Fund’s investment in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Investment Fund were to determine that continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

Recall of Distributions. The Fund may be subject to terms of the Investment Funds which permit the recall of distributions to meet Investment Fund obligations. In the event funds are recalled for this purpose, the Fund may call Commitments from Investors.

Risk of Dilution. Investors admitted after the Initial Closing were required to pay a “make-up” amount to the Fund in addition to such Investor’s Commitment. Such Investors participated in existing Fund investments and, therefore, diluted or reduced the level of Investors’ participation in those investments.

Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of the Fund’s Units are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Nature of Portfolio Companies. The Investment Funds include direct and indirect investments in various Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management or a proven market for their products. The Investment Funds’ investments also may include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Small- and Medium-Capitalization Companies. Some Investment Funds may invest a portion of their assets in Portfolio Companies with small- to medium-sized market capitalizations. While such investments may provide significant potential for appreciation, they also may involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets. Some Investment Funds may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Currency Risk. Investment Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s NAV. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating to Accounting, Auditing and Financial Reporting, etc. Certain of the Investment Funds may be invested in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the NAV of the Fund.

Valuation of the Fund’s Investments in Investment Funds. The 1940 Act provides that securities for which market quotations are “readily available” must be valued at market value, and all other securities and other assets must be valued at “fair value” as determined in good faith by the Board. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s Valuation Designee, and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee that oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures.

The Investment Funds invest a large percentage of their assets in securities and other investments that do not have readily ascertainable market prices and will be valued by the respective Investment Fund Managers, generally quarterly. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund’s compensation or its ability to raise additional funds. As part of its process for evaluating an Investment Fund for purchase, the Adviser reviews the Investment Fund’s valuation process and related controls; however, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. An Investment Fund’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In the event the Adviser’s evaluation of the Investment Fund’s valuation process uncovers such an inaccuracy, the Adviser, through the Valuation Committee, will consider whether an adjustment to the Investment Fund’s most recent NAV is necessary. However, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund’s valuations of such interests could remain subject to such fraud or error, and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Investment Funds could have a material adverse effect on the Fund if the Investment Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Indemnification of Investment Funds, Investment Fund Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected.

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Fund and Investment Funds may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Fund or an Investment Fund may invest in these instruments pending allocation of its respective offering proceeds, and the Fund will maintain cash or cash equivalents in sufficient amounts, in the Adviser’s judgment, to timely satisfy capital calls from Investment Funds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Registered Investment Companies. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. These registered investment companies may include BDCs, which generally will be privately-offered, and other registered investment companies, some of which will be used for cash management purposes. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The Fund, as a holder of the securities of other investment companies, bears its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Private Equity Investments. Private equity is a common term for long-term, illiquid investments that are typically made in non-public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Primary investments that employ private equity strategies typically exhibit a value development pattern, commonly known as the “J-curve,” in which the Investment Fund’s NAV typically declines moderately during the early years of the Investment Fund’s life as investment-related fees and expenses are incurred before investment gains have been realized. As the Investment Fund matures and Portfolio Companies are “exited” through a private sale, an initial public offering (IPO) or a recapitalization, the pattern typically reverses with increasing NAV and distributions to fund investors. There can be no assurance, however, that any or all primary investments made by the Fund will exhibit this pattern of investment development. Primary investments are usually 10 to 12 years in duration, while underlying investments in Portfolio Companies generally have a four to seven year duration.

Buyout. Buyout transactions may require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs, and limit their flexibility to respond to changing business and economic conditions and to business opportunities. A company’s use of leverage is likely to cause its income and net assets to increase or decrease at a greater rate than if leverage were not used. Although these investments may offer the opportunity for significant gains, buyout investments involve a high degree of business and financial risk that can result in substantial losses.

Growth Equity. Growth equity investments generally are designed to facilitate the accelerated growth of early-stage companies with high growth potential by expanding operations, developing new products or entering new markets, restructuring operations or consummating strategic transactions. Early-stage companies typically do not have a proven operating history; do not have viable, developed market-ready products; operate at a loss or have an otherwise weak financial condition; are engaged in rapidly changing businesses; or require substantial additional capital. In addition, companies in which growth equity investments are made may have less developed and comprehensive internal operating procedures, policies, systems and controls than more mature companies.

Venture Capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in companies that may be at a later stage of development.

Debt Investments. Investment Funds may invest in debt securities and obligations. Such investments, by the nature of their issuers’ leveraged capital structures, involve a high degree of financial risk. Debt securities may be unsecured and/or subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. In addition, these securities may not be protected by financial covenants or limitations upon additional indebtedness, and may have limited liquidity. Debt securities are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) so-called “lender liability” claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. A debt security or obligation also may be subject to prepayment or redemption at the option of the issuer. In addition, debt investments may be issued in connection with leveraged acquisitions or recapitalizations, in which the issuer incurs a substantially higher amount of indebtedness than the level at which it had previously operated.

Private Credit. Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.

Mezzanine Loans. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

First and Second Lien Senior Secured Loans. Investment Funds may invest in a first or second lien financing where different lenders have liens on the same collateral. Pursuant to an intercreditor agreement, the two lender groups agree that the first lien lenders have a senior priority lien and therefore recover first on the value of the collateral. There may be little or no collateral for the second lien holders.

Subordinated Debt. Investment Funds may invest in a subordinated debt financing where there are two separate groups of lenders. The junior lenders contractually subordinate their loans and agree not to receive payment on their loans until the senior debt is repaid. There may be little or no collateral left for the subordinated debt holders after the senior debt is paid.

Unitranche Debt. Investment Funds may invest in unitranche financing. This is a unique debt structure that involves a single layer of senior secured debt, without a separate subordinated debt financing. Unitranche financing combines multiple debt tranches into a single financing. Unlike the traditional senior/subordinated debt structures, a unitranche financing has a single credit agreement and security agreement, signed by all of the lenders and the borrower. In a classic unitranche structure, the single credit agreement provides for a single tranche of term loans with the borrower paying a single interest rate to all lenders. The interest rate is a “blended” rate which is often higher than, or about the same as, the interest rate of traditional senior debt, but lower than the interest rate for traditional second lien or subordinated debt. All lenders benefit from the same covenants and defaults and the voting provisions are similar to a non-unitranche credit agreement. Separate from the credit agreement, unitranche lenders agree among themselves to create “first out” and “last out” tranches (also known as “first out” and “second out” tranches) through an agreement typically known as an Agreement Among Lenders (AAL). The sizing of the first out and last out tranches changes by deal and is dependent on the attractiveness of the blended pricing that can be achieved and the lenders interested in any given deal at the proposed pricing and terms. Unitranche structures are growing more complicated and some provide for multiple tranches of term loans and a revolving loan facility, and even multiple, separate unitranche facilities. In some unitranche deals with multiple tranches of term loans, the tranches represent the first out and last out tranches and include separate pricing for the tranches on the face of the credit agreement. Some of these multi-tranche deals also provide for voting rules by tranche on the face of the credit agreement. In a classic unitranche structure, pricing and voting arrangements among the lenders are dealt with in the AAL. The “first out” tranche may take some or all of the collateral leaving little or none for the other tranches.

Special Situations. Investment Funds that pursue special situations strategies invest in Portfolio Companies that may be in transition, out of favor, financially leveraged or otherwise troubled, and may be or have recently been involved in strategic actions, restructurings, bankruptcies, reorganizations or liquidations. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. While the securities of such companies are likely to be particularly risky, they may offer very attractive reward opportunities. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject an Investment Fund to certain additional potential liabilities. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments by such companies to the Fund could be required to be returned if any such payment is later determined to have been a fraudulent conveyance or a preferential payment. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an Investment Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (“junk”).

Defaulted Debt Securities and Other Securities of Distressed Companies. Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Loans to Private Companies. Investment Funds may invest in loans to private and middle market companies, which involve a number of risks:

•    these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as the Fund dependent on any guarantees or collateral they may have obtained;

•    these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

•    there may not be much information publicly available about these companies, and such information may not be reliable; and

•    these companies are more likely to depend on the leadership and management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations.

Sector Focus. An Investment Fund may focus its investments on a particular industry or sector, including, but not limited to, energy, utilities, technology, life sciences and healthcare and financial services. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with any such industry or sector focus. As a result, such an Investment Fund, and thus the Fund, may be subject to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

Energy and Utilities Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, change in demand, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies also may be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest in Portfolio Companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies generally are subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, such companies are strongly affected by the volatile technology market, worldwide technological developments and advancements, rapidly changing market conditions, new competing products and companies, changing consumer preferences and short product life cycles. The products manufactured and services offered by technology companies may not be economically successful, or may quickly become outdated.

Life Sciences and Healthcare Sectors. Investment Funds may invest in companies within the life sciences and healthcare sectors. Companies within these sectors may be subject to particular investment risks, and investments in such companies may pose a higher risk of loss and higher volatility than investments in other market sectors, due to certain factors, including, but not limited to: (i) dependence on obtaining governmental approvals, which may be a lengthy and costly process; (ii) shifting regulatory frameworks; (iii) the rapid pace of development, which may result in products or services becoming obsolete or having short product cycles; (iv) the need to obtain patents or other intellectual property; (v) dependence on reimbursement from third-parties; (vi) governmental efforts to reform regulations applicable to the costs of services and products; and (vii) the dependence on one product under development, despite the fact that there can be no assurance of obtaining the requisite approvals for marketing and sale to the public. If a company is unable to address these risks successfully, the company may experience significant adverse effects, which could negatively affect the performance of the applicable Investment Fund and, in turn, the Fund.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. Periods of high volatility in the financial markets, such as that experienced in and around 2008 during the global financial crisis, can negatively affect financial services companies and cause their values to decline. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Other Risks

Investing in the Fund involves risks other than those associated with investments made by the Investment Funds. Some of these risks are described below:

Incentive Allocation Arrangements. The Investment Funds generally charge a performance fee, carried interest or incentive allocation of 10% to 20% of net profits, typically subject to a preferred return and a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest or incentive allocation.

Limited Universe of Investment Funds. The universe of Investment Funds available on the Morgan Stanley Platform during the Vintage Period was limited. The Fund, therefore, may be less diversified and more subject to concentration risk than other funds of private equity funds.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Investment Funds, those Investment Funds would likely incur losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information. From time to time, the Fund or an Investment Fund or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Investment Fund’s ability to buy or sell securities of the issuer.

Recourse to the Fund’s Assets. The Fund’s assets are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may direct at NAV a forced sale of Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor; (ii) the Investor or other person is not an Eligible Investor (as defined in the Fund’s Confidential Memorandum); (iii) ownership of the Units by the Investor or other person is likely to cause the Fund to be in violation of, require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other consequences or restrictions; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is likely to be subject to additional regulatory or compliance requirements under special laws or regulations by virtue of continuing to hold the Units; or (vii) the Board determines that it would be in the best interests of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors. Any forced sales will be conducted in a manner consistent with Rule 23c-2 under the 1940 Act.

Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Fund may make investments in a limited number of the Investment Funds and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.

Sub-Placement Agent Risk. Morgan Stanley was the primary sub-placement agent for the Fund. Morgan Stanley received sales loads from certain Investors of up to a maximum of 3.0% of the Investor’s total Commitment. In addition, Morgan Stanley may act as placement agent for the Investment Funds, and may earn fees for providing placement and/or other ongoing investor services to its clients it places directly into the Investment Funds.

Generally, when a limited number of sub-placement agents represent a large percentage of Investors, actions recommended by sub-placement agents may result in significant and undesirable variability. In light of the Fund’s structure, those risks should not be present. However, it is possible that if a matter is put to a vote at a meeting of Investors, Morgan Stanley clients may vote as a block, if so recommended by Morgan Stanley.

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Investors, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Investors.

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest or the amount that may be invested in certain Investment Funds. Furthermore, although the Fund expects to receive information from each Investment Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement of RIC qualification, the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an Investment Fund may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Investors generally would be treated as corporate dividends. In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Investment Funds. If the Fund does not receive sufficient information from the Investment Funds, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Investment Funds located outside the United States. Such Investment Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

For U.S. federal income tax purposes, the Fund generally will be required to include in income certain amounts that the Fund has not yet received in cash, such as original issue discount (“OID”), which may arise, for example, if the Fund receives warrants in connection with the making of a loan or “payment-in-kind” interest representing contractual interest added to the loan principal balance and due at the end of the loan term. This OID or “payment-in-kind” interest is included in the Fund’s income before the Fund receives any corresponding cash payments. The Fund also may be required to include in income certain other amounts that it will not receive in cash, such as amounts attributable to certain hedging and foreign currency transactions. Since, in certain cases, the Fund may recognize income before or without receiving cash in respect of this income, the Fund may have difficulty meeting the annual distribution requirement for RICs. Accordingly, the Fund may have to sell some of its investments at times that are not advantageous or call capital or reduce new investments to meet these distribution requirements. If the Fund is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus be subject to additional corporate-level income taxes. This failure could have a material adverse effect on the Fund and on any investment in Units.

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement.

Cybersecurity Risk. The Fund and its service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, the Fund’s administrator, placement agent, sub-placement agents, the Fund’s custodian or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund’s ability to calculate its NAV; (iii) the inability of Investors to transact business with the Fund; (iv) violations of applicable privacy, data security or other laws; (v) regulatory fines and penalties; (vi) reputational damage; (vii) reimbursement or other compensation or remediation costs; (viii) legal fees; or (ix) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private capital investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of Portfolio Companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Adviser attempts to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful; (ii) the Investment Funds will achieve their return expectations; (iii) the Investment Funds will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund.

All investments made by the Investment Funds risk the loss of capital. The Investment Funds’ results may vary substantially over time.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Market risks — including political, regulatory, market, economic and social developments and developments that impact specific economic sectors, industries or segments of the market — can affect: (i) the value of the Fund’s investments in Investment Funds and the Investment Funds’ underlying investments, which may become more difficult to value; (ii) the timing of realizations; (iii) the availability of credit; and (iv) the length of time investments are held. In addition, turbulence and reduced liquidity in financial markets may negatively affect Investment Fund Managers, Investment Funds and issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or market may adversely impact issuers in a different country, region or market. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and the aggressive measures taken in response by governments, and businesses; geopolitical consequences arising from Russia’s invasion of Ukraine; and economic consequences occasioned by fiscal tightening, widespread inflation and attempts to contain it, and possible recession in various countries. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Limited or No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited or No Operating History. Substantially all of the Investment Funds were, at the time of investment by the Fund, newly organized and had limited or no operating histories upon which to evaluate their performance; the information the Fund obtained about such investments may have been limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Investment Funds was limited. Moreover, even to the extent an Investment Fund had a longer operating history, the past investment performance of any of the Fund’s investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such Investment Funds may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the Investment Fund that is not, and cannot be, independently verified.

Unspecified Investments; Dependence on the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments; Dependence on the Adviser. The Adviser had complete discretion to select the Investments Funds as opportunities arose. The Fund, and, accordingly, Investors, relied upon the ability of the Adviser to identify and implement investments consistent with the Fund’s investment objective. Investors did not receive or otherwise were not privy to due diligence or risk information prepared by or for the Adviser. The Adviser has the authority and responsibility for asset allocation, the selection of Fund’s investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Investors have no right or power to participate in the management or control of the Fund, or the terms of any such investments. There can be no assurance that the Adviser will be able to implement successful strategies or that the Fund will be able to achieve its investment objective. The Fund was organized to provide Investors access to a multi-strategy investment program and not an indirect way for investors to gain access to any particular Investment Fund.

Limitations on Transfer and Resignations; Units Not Listed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer and Resignations; Units Not Listed; No Market for Units. The transferability of units of limited liability company interest (“Units”) is subject to substantial restrictions contained in the Fund’s Limited Liability Company Agreement, as amended or supplemented and restated from time to time (the “LLC Agreement”), and is affected by restrictions imposed under applicable securities laws. Withdrawals of capital or profits are not generally permitted, except to the extent required to comply with applicable laws. No Investor may resign as a member of the Fund without the prior written consent of the Adviser, which may be withheld in the Adviser’s sole discretion. In certain circumstances, as set forth in the LLC Agreement, an Investor may be required to resign as a member of the Fund. The Fund will pay to a resigning Investor the NAV of the resigning Investor’s Units upon the later of the completion of that year’s audit or such time as it has sufficient funds to do so. The NAV of the resigning Investor’s Units will be determined at the next determined NAV after the date of resignation. Such amounts paid to a resigning Investor will not be entitled to interest for any period after the date of resignation.

Units are not traded on any securities exchange or any public or other market. No market currently exists for the Fund’s Units.

Secondary liquidity mechanisms and alternative trading system platforms are continuing to develop and evolve, and a secondary market for the Fund’s Units may develop in the future. If such a platform or market were to develop, the Fund’s Units could be available for secondary purchases and sales. There can be no assurance that any secondary trading platform or market will develop, or that Units of the Fund would be available for secondary transactions. Any secondary trading platform or market may result in the Fund’s Units being purchased or sold at a price above or below the Fund’s NAV, and any Investor selling its Units may lose money on the Investor’s investment in the Fund.

Closed-End Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their units on a daily basis at a price based on NAV. Units are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Investors do not have the right to require the Fund to redeem their Units during the life of the Fund, and the Fund does not provide liquidity to Investors, through periodic written tender offers or otherwise.

Distributions In-Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. The Adviser expects in most instances to cause the Fund to make distributions in cash, but retains the discretion to make distributions of securities in-kind to the extent permitted under applicable law. There can be no assurance that securities distributed in-kind will be readily marketable or salable, and Investors may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities. If the Fund ultimately receives distributions in-kind indirectly from any of the Investment Funds, it may incur additional costs and risks in connection with the disposition of such assets or may distribute such assets in-kind to the Investors who may incur such costs and risks.

Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing. The Fund may borrow money in connection with its investment activities — i.e., the Fund should be expected to utilize leverage. The Fund also may borrow money to pay expenses in advance of, or in addition to, calling capital, and to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to Investors and paying ongoing expenses. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments in Investment Funds at inopportune times, which may further depress returns; however, the Fund may not be successful in its attempts to do so. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, at the time the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks. Legal and regulatory changes that could occur during the life of the Fund may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund’s and the Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens and costs on the Fund and the Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund and the Investment Funds. There can be no assurance that such regulation will not have a material adverse effect on the Fund and the Investment Funds, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund and the Investment Funds to achieve their investment objectives.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, fiscal, tax, healthcare, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, foreign exchange rates, trade volumes, trade wars and fiscal and monetary policy. To the extent the U.S. Congress or Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Substantial Fees and Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could have invested directly in the Investment Funds. An Investor in the Fund bears a portion of the Fund’s management fee and other expenses of the Fund. In addition, by investing in the Investment Funds through the Fund, an Investor in the Fund also indirectly bears a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Investment Funds. To the extent that the Fund invested in an Investment Fund that is a “fund-of-funds,” the Fund bears a third layer of fees and expenses. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative. The operating expenses of an Investment Fund may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; other limited third-party diligence-related expenses, such as background checks; and extraordinary or non-recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund. Investors in each closing initially bore a higher expense ratio than Investors in subsequent closings. The “make-up” payment may have fully or partially offset this higher expense ratio for earlier closings or may have exceeded the expenses attributable to the earlier closings resulting in higher expenses for the Investors in subsequent closings.

Investments in Non-Voting Stock; Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. The Fund holds its interests in the Investment Funds in non-voting form in order to avoid becoming (i) an “affiliated person” of any Investment Fund within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities were available for purchase, the Fund sought to create by contract the same result as owning a non-voting security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. The Fund did not receive any consideration in return for entering into a voting waiver arrangement. The Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Investors.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s NAV may be subject to greater volatility than that of an investment company that is subject to diversification limitations.

Realization of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Realization of Investments. In the event that an Investment Fund does not terminate within a timeframe consistent with the Fund’s expectations (i.e., approximately 10 to 12 years after the final closing date for subscriptions for Units), the final distribution of Fund assets to Investors and the winding up and dissolution of the Fund may be delayed. The Fund may sell, distribute or otherwise dispose of its investment in such Investment Fund; however, the price obtained may be less than that which could have been obtained if the investment was held for a longer period of time. There can be no assurance that the winding up of the Fund and the final distribution of its assets will be able to be executed expeditiously.

Illiquid and Long-Term Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid and Long-Term Investments. An investment in the Fund requires a long-term commitment. Although the Portfolio Companies of the Investment Funds invested in by the Fund may occasionally generate some current income, return of capital and the realization of gains, if any, from such Portfolio Company generally will occur only upon partial or complete sale or other disposition of such Portfolio Company. While one or more of these transactions may occur at any time with respect to a given Portfolio Company, sale or other disposition of a Portfolio Company of an Investment Fund is generally not expected to occur for a number of years (in most instances two to four years, or longer) after the initial investment is made.

Need for Follow-On Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Need for Follow-On Investments. Following its initial investment in a given Portfolio Company, an Investment Fund may decide to provide additional funds to such Portfolio Company or may have the opportunity to increase its investment in a successful Portfolio Company. There is no assurance that an Investment Fund will make follow-on investments or that an Investment Fund will have sufficient funds to make all or any of such investments. Any decision by an Investment Fund not to make follow-on investments or its inability to make such investments (i) may have a subsequent negative effect on a Portfolio Company in need of such an investment, (ii) result in a lost opportunity for an Investment Fund to increase its participation in a successful operation, or (iii) result in a loss of certain anti-dilution protection.

Commitment Strategy; Fund Default [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy; Fund Default. Typically, the Fund was not required to contribute the full amount of its commitment to an Investment Fund at the time of its admission to the Investment Fund. Instead, the Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by the Investment Fund. The Fund generally maintains a cash position of highly liquid securities (e.g., high quality fixed-income securities, money market instruments, money market mutual funds, cash and cash equivalents), in anticipation of funding capital calls. Holding a cash position may result in lower returns for the Fund than if the Fund did not maintain such a position. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions or to meet expenses generally. Moreover, if the Fund defaults on its commitment or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including potentially, the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund and Investors to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments. To the extent that the Fund engages in an “over-commitment” strategy, the risk of Fund default will increase.

Similarly, Investors were not required to contribute the full amount of their Commitments to the Fund at the time of their admission. Investors are required to make incremental contributions pursuant to capital calls issued from time to time, by the Fund. The Fund has limited recourse in retrieving un-drawn Commitments in the instance that an Investor fails to timely fund a capital call made by the Fund (a “Default”). An Investor that Defaults may cause the Fund to, in-turn, default on its commitment to an Investment Fund. Thus the Fund, and especially the non-defaulting Investors, will bear the penalties of such default (as outlined above, including, but not limited to, the complete forfeiture of the Fund’s investment in an Investment Fund). While the Adviser may take steps to limit this risk, there is no guarantee that such measures will be sufficient or successful.

Investor Default [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investor Default. As Investors were not required to contribute the full amount of their Commitments to the Fund at the time of their admission and are required to make incremental contributions pursuant to capital calls issued from time to time by the Fund, there will be a substantial period of time during which Investors may be obligated to provide capital without receiving any return and regardless of the performance of the Fund. An Investor that Defaults and fails to cure such Default within five (5) business days after notice (any such Investor, a “Defaulting Investor”) will be subject to substantial consequences, including that the Fund may reduce, as a result of the Default, the Defaulting Investor’s investment in the Fund by an amount equal to 10% of the Defaulting Investor’s total Commitment, and making corresponding reductions to the number of the Defaulting Investor’s Units and in the Defaulting Investor’s rights to receive distributions, as well as other consequences described herein and in the LLC Agreement.

Other Termination of the Fund’s Investment in an Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Termination of the Fund’s Investment in an Investment Fund. An Investment Fund may terminate the Fund’s investment in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Investment Fund were to determine that continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets.

Recall of Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recall of Distributions. The Fund may be subject to terms of the Investment Funds which permit the recall of distributions to meet Investment Fund obligations. In the event funds are recalled for this purpose, the Fund may call Commitments from Investors.

Risk of Dilution [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Dilution. Investors admitted after the Initial Closing were required to pay a “make-up” amount to the Fund in addition to such Investor’s Commitment. Such Investors participated in existing Fund investments and, therefore, diluted or reduced the level of Investors’ participation in those investments.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of the Fund’s Units are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Investment Funds include direct and indirect investments in various Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management or a proven market for their products. The Investment Funds’ investments also may include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Small- and Medium-Capitalization Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- and Medium-Capitalization Companies. Some Investment Funds may invest a portion of their assets in Portfolio Companies with small- to medium-sized market capitalizations. While such investments may provide significant potential for appreciation, they also may involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. Some Investment Funds may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Investment Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s NAV. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating to Accounting, Auditing and Financial Reporting, etc [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting, etc. Certain of the Investment Funds may be invested in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Investment Funds may be incomplete, inaccurate and/or significantly delayed. The Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the NAV of the Fund.

Valuation of the Fund’s Investments in Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Investments in Investment Funds. The 1940 Act provides that securities for which market quotations are “readily available” must be valued at market value, and all other securities and other assets must be valued at “fair value” as determined in good faith by the Board. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s Valuation Designee, and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee that oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures.

The Investment Funds invest a large percentage of their assets in securities and other investments that do not have readily ascertainable market prices and will be valued by the respective Investment Fund Managers, generally quarterly. In this regard, an Investment Fund may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund’s compensation or its ability to raise additional funds. As part of its process for evaluating an Investment Fund for purchase, the Adviser reviews the Investment Fund’s valuation process and related controls; however, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Fund, the accuracy of the valuations provided by the Investment Funds, that the Investment Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. An Investment Fund’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In the event the Adviser’s evaluation of the Investment Fund’s valuation process uncovers such an inaccuracy, the Adviser, through the Valuation Committee, will consider whether an adjustment to the Investment Fund’s most recent NAV is necessary. However, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund’s valuations of such interests could remain subject to such fraud or error, and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Investment Funds could have a material adverse effect on the Fund if the Investment Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Indemnification of Investment Funds, Investment Fund Managers and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Investment Funds, Investment Fund Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected.

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Fund and Investment Funds may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Fund or an Investment Fund may invest in these instruments pending allocation of its respective offering proceeds, and the Fund will maintain cash or cash equivalents in sufficient amounts, in the Adviser’s judgment, to timely satisfy capital calls from Investment Funds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Registered Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Registered Investment Companies. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. These registered investment companies may include BDCs, which generally will be privately-offered, and other registered investment companies, some of which will be used for cash management purposes. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. These restrictions are applicable to the Fund as well. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The Fund, as a holder of the securities of other investment companies, bears its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for long-term, illiquid investments that are typically made in non-public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Primary investments that employ private equity strategies typically exhibit a value development pattern, commonly known as the “J-curve,” in which the Investment Fund’s NAV typically declines moderately during the early years of the Investment Fund’s life as investment-related fees and expenses are incurred before investment gains have been realized. As the Investment Fund matures and Portfolio Companies are “exited” through a private sale, an initial public offering (IPO) or a recapitalization, the pattern typically reverses with increasing NAV and distributions to fund investors. There can be no assurance, however, that any or all primary investments made by the Fund will exhibit this pattern of investment development. Primary investments are usually 10 to 12 years in duration, while underlying investments in Portfolio Companies generally have a four to seven year duration.

Buyout [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Buyout. Buyout transactions may require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs, and limit their flexibility to respond to changing business and economic conditions and to business opportunities. A company’s use of leverage is likely to cause its income and net assets to increase or decrease at a greater rate than if leverage were not used. Although these investments may offer the opportunity for significant gains, buyout investments involve a high degree of business and financial risk that can result in substantial losses.

Growth Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Growth Equity. Growth equity investments generally are designed to facilitate the accelerated growth of early-stage companies with high growth potential by expanding operations, developing new products or entering new markets, restructuring operations or consummating strategic transactions. Early-stage companies typically do not have a proven operating history; do not have viable, developed market-ready products; operate at a loss or have an otherwise weak financial condition; are engaged in rapidly changing businesses; or require substantial additional capital. In addition, companies in which growth equity investments are made may have less developed and comprehensive internal operating procedures, policies, systems and controls than more mature companies.

Venture Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in companies that may be at a later stage of development.

Debt Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Investments. Investment Funds may invest in debt securities and obligations. Such investments, by the nature of their issuers’ leveraged capital structures, involve a high degree of financial risk. Debt securities may be unsecured and/or subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. In addition, these securities may not be protected by financial covenants or limitations upon additional indebtedness, and may have limited liquidity. Debt securities are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) so-called “lender liability” claims by the issuer of the obligations and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. A debt security or obligation also may be subject to prepayment or redemption at the option of the issuer. In addition, debt investments may be issued in connection with leveraged acquisitions or recapitalizations, in which the issuer incurs a substantially higher amount of indebtedness than the level at which it had previously operated.

Private Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit. Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default.

Mezzanine Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Loans. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

First and Second Lien Senior Secured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First and Second Lien Senior Secured Loans. Investment Funds may invest in a first or second lien financing where different lenders have liens on the same collateral. Pursuant to an intercreditor agreement, the two lender groups agree that the first lien lenders have a senior priority lien and therefore recover first on the value of the collateral. There may be little or no collateral for the second lien holders.

Subordinated Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Debt. Investment Funds may invest in a subordinated debt financing where there are two separate groups of lenders. The junior lenders contractually subordinate their loans and agree not to receive payment on their loans until the senior debt is repaid. There may be little or no collateral left for the subordinated debt holders after the senior debt is paid.

Unitranche Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unitranche Debt. Investment Funds may invest in unitranche financing. This is a unique debt structure that involves a single layer of senior secured debt, without a separate subordinated debt financing. Unitranche financing combines multiple debt tranches into a single financing. Unlike the traditional senior/subordinated debt structures, a unitranche financing has a single credit agreement and security agreement, signed by all of the lenders and the borrower. In a classic unitranche structure, the single credit agreement provides for a single tranche of term loans with the borrower paying a single interest rate to all lenders. The interest rate is a “blended” rate which is often higher than, or about the same as, the interest rate of traditional senior debt, but lower than the interest rate for traditional second lien or subordinated debt. All lenders benefit from the same covenants and defaults and the voting provisions are similar to a non-unitranche credit agreement. Separate from the credit agreement, unitranche lenders agree among themselves to create “first out” and “last out” tranches (also known as “first out” and “second out” tranches) through an agreement typically known as an Agreement Among Lenders (AAL). The sizing of the first out and last out tranches changes by deal and is dependent on the attractiveness of the blended pricing that can be achieved and the lenders interested in any given deal at the proposed pricing and terms. Unitranche structures are growing more complicated and some provide for multiple tranches of term loans and a revolving loan facility, and even multiple, separate unitranche facilities. In some unitranche deals with multiple tranches of term loans, the tranches represent the first out and last out tranches and include separate pricing for the tranches on the face of the credit agreement. Some of these multi-tranche deals also provide for voting rules by tranche on the face of the credit agreement. In a classic unitranche structure, pricing and voting arrangements among the lenders are dealt with in the AAL. The “first out” tranche may take some or all of the collateral leaving little or none for the other tranches.

Special Situations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations. Investment Funds that pursue special situations strategies invest in Portfolio Companies that may be in transition, out of favor, financially leveraged or otherwise troubled, and may be or have recently been involved in strategic actions, restructurings, bankruptcies, reorganizations or liquidations. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. While the securities of such companies are likely to be particularly risky, they may offer very attractive reward opportunities. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject an Investment Fund to certain additional potential liabilities. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments by such companies to the Fund could be required to be returned if any such payment is later determined to have been a fraudulent conveyance or a preferential payment. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an Investment Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which an Investment Fund may invest may be less than investment grade (“junk”).

Defaulted Debt Securities and Other Securities of Distressed Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Debt Securities and Other Securities of Distressed Companies. Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Loans to Private Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans to Private Companies. Investment Funds may invest in loans to private and middle market companies, which involve a number of risks:

•    these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as the Fund dependent on any guarantees or collateral they may have obtained;

•    these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

•    there may not be much information publicly available about these companies, and such information may not be reliable; and

•    these companies are more likely to depend on the leadership and management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’ ability to meet their obligations.

Sector Focus [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Focus. An Investment Fund may focus its investments on a particular industry or sector, including, but not limited to, energy, utilities, technology, life sciences and healthcare and financial services. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with any such industry or sector focus. As a result, such an Investment Fund, and thus the Fund, may be subject to greater risk and volatility than if investments had been made in issuers in a broader range of industries.

Energy and Utilities Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy and Utilities Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, change in demand, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies also may be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Investment Fund may invest in Portfolio Companies in the utilities sector, thereby exposing the Investment Fund to risks associated with this sector. Rates charged by traditional regulated utility companies generally are subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Technology Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, such companies are strongly affected by the volatile technology market, worldwide technological developments and advancements, rapidly changing market conditions, new competing products and companies, changing consumer preferences and short product life cycles. The products manufactured and services offered by technology companies may not be economically successful, or may quickly become outdated.

Life Sciences and Healthcare Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Life Sciences and Healthcare Sectors. Investment Funds may invest in companies within the life sciences and healthcare sectors. Companies within these sectors may be subject to particular investment risks, and investments in such companies may pose a higher risk of loss and higher volatility than investments in other market sectors, due to certain factors, including, but not limited to: (i) dependence on obtaining governmental approvals, which may be a lengthy and costly process; (ii) shifting regulatory frameworks; (iii) the rapid pace of development, which may result in products or services becoming obsolete or having short product cycles; (iv) the need to obtain patents or other intellectual property; (v) dependence on reimbursement from third-parties; (vi) governmental efforts to reform regulations applicable to the costs of services and products; and (vii) the dependence on one product under development, despite the fact that there can be no assurance of obtaining the requisite approvals for marketing and sale to the public. If a company is unable to address these risks successfully, the company may experience significant adverse effects, which could negatively affect the performance of the applicable Investment Fund and, in turn, the Fund.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. Periods of high volatility in the financial markets, such as that experienced in and around 2008 during the global financial crisis, can negatively affect financial services companies and cause their values to decline. Uncertainty in the banking and financial systems can result in significant and widespread deterioration in market and economic conditions by disrupting access to capital and other financial services, which could adversely affect the performance of the Fund.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Other Risks Investing in the Fund involves risks other than those associated with investments made by the Investment Funds. Some of these risks are described below:
Incentive Allocation Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements. The Investment Funds generally charge a performance fee, carried interest or incentive allocation of 10% to 20% of net profits, typically subject to a preferred return and a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest or incentive allocation.

Limited Universe of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Universe of Investment Funds. The universe of Investment Funds available on the Morgan Stanley Platform during the Vintage Period was limited. The Fund, therefore, may be less diversified and more subject to concentration risk than other funds of private equity funds.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Investment Funds, those Investment Funds would likely incur losses on their investments.

Inadequate Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or an Investment Fund or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Investment Fund’s ability to buy or sell securities of the issuer.

Recourse to the Fund’s Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may direct at NAV a forced sale of Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor; (ii) the Investor or other person is not an Eligible Investor (as defined in the Fund’s Confidential Memorandum); (iii) ownership of the Units by the Investor or other person is likely to cause the Fund to be in violation of, require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other consequences or restrictions; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is likely to be subject to additional regulatory or compliance requirements under special laws or regulations by virtue of continuing to hold the Units; or (vii) the Board determines that it would be in the best interests of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors. Any forced sales will be conducted in a manner consistent with Rule 23c-2 under the 1940 Act.

Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Fund may make investments in a limited number of the Investment Funds and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.

Sub-Placement Agent Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sub-Placement Agent Risk. Morgan Stanley was the primary sub-placement agent for the Fund. Morgan Stanley received sales loads from certain Investors of up to a maximum of 3.0% of the Investor’s total Commitment. In addition, Morgan Stanley may act as placement agent for the Investment Funds, and may earn fees for providing placement and/or other ongoing investor services to its clients it places directly into the Investment Funds.

Generally, when a limited number of sub-placement agents represent a large percentage of Investors, actions recommended by sub-placement agents may result in significant and undesirable variability. In light of the Fund’s structure, those risks should not be present. However, it is possible that if a matter is put to a vote at a meeting of Investors, Morgan Stanley clients may vote as a block, if so recommended by Morgan Stanley.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Investors, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Investors.

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest or the amount that may be invested in certain Investment Funds. Furthermore, although the Fund expects to receive information from each Investment Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement of RIC qualification, the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an Investment Fund may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Investors generally would be treated as corporate dividends. In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Investment Funds. If the Fund does not receive sufficient information from the Investment Funds, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income. The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Investment Funds located outside the United States. Such Investment Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

For U.S. federal income tax purposes, the Fund generally will be required to include in income certain amounts that the Fund has not yet received in cash, such as original issue discount (“OID”), which may arise, for example, if the Fund receives warrants in connection with the making of a loan or “payment-in-kind” interest representing contractual interest added to the loan principal balance and due at the end of the loan term. This OID or “payment-in-kind” interest is included in the Fund’s income before the Fund receives any corresponding cash payments. The Fund also may be required to include in income certain other amounts that it will not receive in cash, such as amounts attributable to certain hedging and foreign currency transactions. Since, in certain cases, the Fund may recognize income before or without receiving cash in respect of this income, the Fund may have difficulty meeting the annual distribution requirement for RICs. Accordingly, the Fund may have to sell some of its investments at times that are not advantageous or call capital or reduce new investments to meet these distribution requirements. If the Fund is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus be subject to additional corporate-level income taxes. This failure could have a material adverse effect on the Fund and on any investment in Units.

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund and its service providers, as well as the Investment Funds and their service providers, are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, the Fund’s administrator, placement agent, sub-placement agents, the Fund’s custodian or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund’s ability to calculate its NAV; (iii) the inability of Investors to transact business with the Fund; (iv) violations of applicable privacy, data security or other laws; (v) regulatory fines and penalties; (vi) reputational damage; (vii) reimbursement or other compensation or remediation costs; (viii) legal fees; or (ix) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting underlying Investment Funds, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

[1]	Since first borrowing was made on February 5, 2020.